Equipment (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 7,379	$ 6,665	$ 30,781	$ 26,632